CASH FLOW – OTHER ITEMS	6 Months Ended
Jun. 30, 2023
Cash flow statement [Abstract]
Cash Flow - Other Items	Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($1)	$—	($2)	($7)
Loss (gain) on warrant investments at FVPL	3	(2)	5	(4)
Tanzania education program	—	—	30	—
Share-based compensation expense (recovery)	6	(6)	25	29
Change in estimate of rehabilitation costs at closed mines	(13)	(128)	9	(125)
Insurance proceeds related to NGM	—	22	—	—
Inventory impairment charges	1	24	10	24
Change in other assets and liabilities	(8)	(3)	30	(18)
Settlement of share-based compensation	—	(1)	(29)	(46)
Settlement of rehabilitation obligations	(39)	(32)	(77)	(56)
Other operating activities	($51)	($126)	$1	($203)
Cash flow arising from changes in:
Accounts receivable	($31)	$41	($25)	$68
Inventory	(3)	(40)	(75)	(80)
Other current assets	(61)	(68)	(65)	(172)
Accounts payable	71	42	(48)	17
Other current liabilities	(21)	(9)	(38)	2
Change in working capital	($45)	($34)	($251)	($165)